UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Mar 31, 2013

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, S# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     May 8, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $1,257,179 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADTRAN INC		       COM              00738A106    21934  1116241 SH       SOLE                   555379        0   560862
AMERICAN PUBLIC EDUCATON INC   COM              02913V103    25338   726225 SH       SOLE                   361389        0   364836
BALDWIN & LYONS INC            CL B             057755209    12724   534850 SH       SOLE                   266271        0   268579
BIG LOTS INC                   COM              089302103    21710   615550 SH       SOLE                   306403        0   309147
BROWN & BROWN INC              COM              115236101    47456  1481139 SH       SOLE                   737282        0   743857
CBOE HLDGS INC                 COM              12503M108    37562  1016835 SH       SOLE                   505961        0   510874
CARBO CERAMICS INC             COM              140781105    18577   203990 SH       SOLE                   101736        0   102254
CARLISLE COS INC               COM              142339100    29751   438864 SH       SOLE                   218339        0   220525
CHARLES RIV LABS INTL INC      COM              159864107    38777   875923 SH       SOLE                   435704        0   440219
CHEMED CORP NEW	               COM              16359R103    37990   474997 SH       SOLE                   236372        0   238625
DESCARTES SYS GROUP INC        COM              249906108    14071  1501100 SH       SOLE                   344200        0  1156900
EURONET WORLDWIDE INC          COM              298736109    33697  1279312 SH       SOLE                   636490        0   642822
FIRSTSERVICE CORP              SUB VTG SH       33761N109    36391  1091200 SH       SOLE                   248900        0   842300
GT ADVANCED TECHNOLOGIES INC   COM              36191U106    19581  5933632 SH       SOLE                  2951342        0  2982290
GLADSTONE INVT CORP            COM              376546107     8945  1223675 SH       SOLE                   609037        0   614638
GRACO INC                      COM              384109104    23303   401570 SH       SOLE                   199914        0   201656
GRAND CANYON ED INC            COM              38526M106    55045  2167992 SH       SOLE                  1079820        0  1088172
GUESS INC		       COM              401617105    22399   902077 SH       SOLE                   449090        0   452987
HHGREGG INC                    COM              42833L108    19491  1763867 SH       SOLE                   877278        0   886589
HOME INS & HOTELS MGMT INC     SPON ADR         43713W107      596    20000 SH       SOLE                        0        0    20000
ICONIX BRAND GROUP INC         COM              451055107    48981  1893337 SH       SOLE                   943233        0   950104
IDEX CORP                      COM              45167R104    26856   502728 SH       SOLE                   250152        0   252576
INTERVAL LEISURE GROUP INC     COM              46113M108    36371  1673015 SH       SOLE                   833058        0   839957
IRIDIUM COMMUNICATIONS INC     COM              46269C102    21554  3574533 SH       SOLE                  1778826        0  1795707
LHC GROUP INC                  COM              50187A107    24371  1133554 SH       SOLE                   563453        0   570101
LENDER PROCESSING SVCS INC     COM              52602E102    38137  1497909 SH       SOLE                   745335        0   752574
LIQUIDITY SERVICES INC         COM              53635B107    18473   619706 SH       SOLE                   308451        0   311255
MARKETAXESS HLDGS INC          COM              57060D108    41430  1110722 SH       SOLE                   552754        0   557968
MAXIMUS INC                    COM              577933104    19445   243153 SH       SOLE                   122098        0   121055
MIDDLEBY CORP                  COM              596278101    17584   115573 SH       SOLE                    57423        0    58150
MILLER HERMAN INC              COM              600544100    29021  1048835 SH       SOLE                   521927        0   526908
NETSCOUT SYS INC               COM              64115T104    21339   868496 SH       SOLE                   432374        0   436122
NEUSTAR INC                    COM CL A         64126X201    47456  1019905 SH       SOLE                   507683        0   512222
POLYPORE INTL INC              COM              73179V103    23533   585682 SH       SOLE                   291509        0   294173
PROGRESS SOFTWARE CORP         COM              743312100    23235  1017748 SH       SOLE                   506580        0   511168
QLOGIC CORP                    COM              747277101    16684  1438296 SH       SOLE                   715628        0   722668
RLI CORP                       COM              749607107    30772   428284 SH       SOLE                   213199        0   215085
SOTHEBYS                       COM              835898107    29362   784872 SH       SOLE                   390582        0   394290
STANTEC INC                    COM              85472N109    32151   728700 SH       SOLE                   166300        0   562400
TCF FINL CORP                  COM              872275102    28558  1908949 SH       SOLE                   950371        0   958578
TEMPUR PEDIC INTL INC          COM              88023U101    20522   413502 SH       SOLE                   205757        0   207745
THOR INDS INC                  COM              885160101    27307   742236 SH       SOLE                   369354        0   372882
TRUE RELIGION APPAREL INC      COM              89784N104    27014  1034611 SH       SOLE                   514828        0   519783
UNIVERSAL HLTH SVCS INC        COM CL B         913903100    45345   709960 SH       SOLE                   353327        0   356633
WILEY JOHN & SONS INC          COM CL A         968223206    36340   932754 SH       SOLE                   464074        0   468680